Commitments and Contingencies - Summary of Contingent Liabilities and Credit Commitments (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of contingent liabilities [abstract]
Commitments on loans and unused credit lines: Revocable loans	₸ 174,771	₸ 157,478
Guarantees issued and similar commitments	558	564
Total contingent liabilities and credit commitments	₸ 175,329	₸ 158,042